Note 4 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Individually evaluated for impairment	$ 12,109	$ 12,430
Collectively evaluated for impairment	911,104	596,710
Total loans	923,213	609,140
Commercial And Industrial [Member]
Individually evaluated for impairment	3,627	1,190
Collectively evaluated for impairment	97,719	59,440
Total loans	101,346	60,630
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment	44	913
Collectively evaluated for impairment	46,973	22,796
Total loans	47,017	23,709
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	2,824	3,135
Collectively evaluated for impairment	315,333	267,695
Total loans	318,157	270,830
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	5,610	7,187
Collectively evaluated for impairment	432,337	242,303
Total loans	437,947	249,490
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	4	5
Collectively evaluated for impairment	18,742	4,476
Total loans	$ 18,746	$ 4,481